Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions	Total	Ordinary shares	Treasury stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Company Share of Shareholders' Equity	Non-Controlling Interests
Beginning balance at Dec. 31, 2019		$ 19	$ (580)	$ 5,954	$ 4,435	$ (1,784)	$ 8,044	$ 19
Net income (loss)	$ 1,427	0	0	0	1,427	0	1,427	0
Other comprehensive income (loss)	(159)	0	0	0	0	(159)	(159)	0
Share-based compensation		0	53	25	(10)	0	68	0
Dividends - common stock		0	0	0	(1,405)	0	(1,405)	0
Dividends - redeemable non-controlling interests	(7)	0	0	0	(7)	0	(7)	0
Repurchases of Company ordinary shares	(4)	0	(4)	0	0	0	(4)	0
Purchase of non-controlling interests		0	0	7	0	0	7	0
Distribution to non-controlling interests		0	0	0	0	0	0	(2)
Ending balance at Dec. 31, 2020		19	(531)	5,986	4,440	(1,943)	7,971	17
Net income (loss)	5,617	0	0	0	5,617	0	5,617	0
Other comprehensive income (loss)	140	0	0	0	0	140	140	0
Share-based compensation		0	43	58	(1)	0	100	0
Dividends - common stock		0	0	0	(1,486)	0	(1,486)	0
Dividends - redeemable non-controlling interests	(7)	0	0	0	(7)	0	(7)	0
Repurchases of Company ordinary shares	(477)	0	(477)	0	0	0	(477)	0
Sales of non-controlling interests		0	0	0	0	0	0	(3)
Ending balance at Dec. 31, 2021	11,872	19	(965)	6,044	8,563	(1,803)	11,858	14
Net income (loss)	3,889	0	0	0	3,889	0	3,889	0
Other comprehensive income (loss)	431	0	0	0	0	431	431	0
Share-based compensation		0	25	75	(4)	0	96	0
Dividends - common stock		0	0	0	(1,542)	0	(1,542)	0
Special dividends - common stock		0	0	0	(1,704)	0	(1,704)	0
Dividends - redeemable non-controlling interests	(7)	0	0	0	(7)	0	(7)	0
Repurchases of Company ordinary shares	(406)	0	(406)	0	0	0	(406)	0
Ending balance at Dec. 31, 2022	$ 12,629	$ 19	$ (1,346)	$ 6,119	$ 9,195	$ (1,372)	$ 12,615	$ 14